SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

On December 11, 2025, the Company entered into warrant exercise inducement offer letters with certain institutional investors that held certain outstanding warrants to purchase up to an aggregate of 426,390 shares of Common Stock originally issued in February 2025 and September 2025, having exercise prices of $36.00 and $10.98 per share, respectively. Pursuant to the inducement letters, the investors agreed to exercise for cash their existing warrants at a reduced exercise price of $7.05 per share and pay a purchase price of $0.125 per share in consideration for our agreement to issue in a private placement (x) new Series E Common Stock Purchase Warrants to purchase up to 426,390 shares of Common Stock and (y) new Series F Common Stock Purchase Warrants to purchase up to 426,390 shares of Common Stock. The Company also agreed to issue to H.C. Wainwright & Co. LLC, serving as placement agent, warrants to purchase up to 29,847 shares of Common Stock with a per share exercise price equal to $9.125. The Series E Common Stock Purchase Warrants, Series F Common Stock Purchase Warrants, and placement agent warrants were issued by the Company in reliance upon an exemption from the registration requirements under the Securities Act afforded by Section 4(a)(2) of the Securities Act.

On January 27, 2026, the Company entered into a securities purchase agreement with certain institutional investors, pursuant to which it agreed to issue and sell to the investors in a registered direct offering, an aggregate of 328,802 shares (“RD Shares”) of the Company’s Common Stock at a price of $4.41 per share. In a concurrent private placement, the Company also agreed to issue and sell Series G Common Stock Purchase Warrants to purchase up to 328,802 shares of Common Stock and Series H Common Stock Purchase Warrants to purchase up to 328,802 shares of Common Stock. The warrants have an exercise price of $4.16 per share and are exercisable immediately. The Company also agreed to issue H.C. Wainwright & Co., LLC, serving as placement agent, warrants to purchase up to 23,016 shares of Common Stock with a per share exercise price equal to $5.5125. The Series G Common Stock Purchase Warrants, Series H Common Stock Purchase Warrants, and placement agent warrants were issued by the Company in reliance upon an exemption from the registration requirements under the Securities Act afforded by Section 4(a)(2) of the Securities Act.

NOTE 14. SUBSEQUENT EVENTS

On January 30, 2025, the Company commenced a best efforts public offering (the “Offering”) of an aggregate of (i) 102,444 shares (the “Shares”) of Common Stock of the Company, (ii) 36,444 pre-funded warrants (the “Pre-Funded Warrants”) to purchase 36,444 shares of Common Stock (the “Pre-Funded Warrant Shares”), (iii) 138,889 Series A warrants (the “Series A Warrants”) to purchase 138,889 shares of Common Stock (the “Series A Warrant Shares”), and (iv) 138,889 Series B warrants (the “Series B Warrants,” and together with the Series A Warrants, the “Warrants”) to purchase 138,889 shares of Common Stock (the “Series B Warrant Shares”). Each Share or Pre-Funded Warrant was sold together with one Series A Warrant to purchase one share of Common Stock and one Series B Warrant to purchase one share of Common Stock. The offering price for each Share and accompanying Warrants was $36.00, and the offering price for each Pre-Funded Warrant and accompanying Warrants was $35.9988. The Pre-Funded Warrants have an exercise price of $0.0012 per share, are exercisable immediately and will expire when exercised in full. Each Warrant has an exercise price of $36.00 per share and will be exercisable immediately upon issuance (“Initial Exercise Date”). The Series A Warrants expire on the five-year anniversary of the Initial Exercise Date. The Series B Warrants expire on the 18-month anniversary of the Initial Exercise Date.

The Offering closed on February 3, 2025. The net proceeds of the Offering, after deducting the fees and expenses of the Placement Agent (as defined below), described in more detail below, and other offering expenses payable by the Company, but excluding the net proceeds, if any, from the exercise of the Warrants, is approximately $4.2 million. The Company intends to use the net proceeds from the Offering for working capital, EB-003 development, and general corporate purposes.

ENVERIC BIOSCIENCES, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

In connection with the Offering, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with a certain institutional investor. Pursuant to the Purchase Agreement, the Company agreed not to issue, enter into any agreement to issue or announce the issuance or proposed issuance of any shares of Common Stock or any securities convertible into or exercisable or exchangeable for shares of Common Stock or file any registration statement or prospectus, or any amendment or supplement thereto for 60 days after the closing date of the Offering, subject to certain exceptions. In addition, the Company has agreed not to effect or enter into an agreement to effect any issuance of Common Stock or any securities convertible into or exercisable or exchangeable for shares of Common Stock involving a variable rate transaction (as defined in the Purchase Agreement) until the one-year anniversary of the closing date of the Offering, subject to an exception.

A holder will not have the right to exercise any portion of the Warrants or Pre-Funded Warrants if the holder (together with its affiliates) would beneficially own in excess of 4.99% or 9.99%, as applicable, of the number of shares of Common Stock outstanding immediately after giving effect to the exercise, as such percentage ownership is determined in accordance with the terms of the Warrants or the Pre-Funded Warrants, respectively.

Pursuant to an engagement agreement, as amended, (the “Engagement Agreement”) with H.C. Wainwright & Co., LLC (the “Placement Agent”), the Company agreed to pay the Placement Agent in connection with the Offering (i) a cash fee equal to 7.0% of the aggregate gross proceeds received in the Offering, (ii) a management fee equal to 1.0% of the aggregate gross proceeds received in the Offering, (iii) a non-accountable expense allowance of $25,000, (iv) reimbursement of up to $100,000 for legal fees and expenses and other out of pocket expenses and (v) up to $15,950 for the clearing expenses.

Also pursuant to the Engagement Agreement, the Company, in connection with the Offering, agreed to issue to the Placement Agent or its designees warrants (the “Placement Agent Warrants”) to purchase up to an aggregate of 9,723 shares of Common Stock (the “Placement Agent Warrant Shares”) (which represents 7.0% of the Shares and Pre-Funded Warrants sold in the Offering). The Placement Agent Warrants have an exercise price of $45.00 per share (which represents 125% of the public offering price per Share and accompanying Warrants), expire on January 30, 2030, and are exercisable following the Initial Exercise Date.

During February 2025, a total of 36,444 shares of Common Stock have been issued due to exercises of the Pre-Funded Warrants and 2,084 shares of Common Stock have been issued due to exercises of Series B Warrants.

On February 3, 2025, Akos entered into two licensing agreements with Restoration Biologics LLC (“Restoration Biologics”), a biotechnology company focused on the treatment of joint disease. The companies have executed two licenses for Akos’ cannabinoid-COX-2 conjugate compounds, for pharmaceutical and potential non-pharmaceutical applications.